Significant Contracts	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Significant Contracts [Abstract]
SIGNIFICANT CONTRACTS

NOTE 16. SIGNIFICANT CONTRACTS

Consulting Agreement with Focus Impact Partners

On February 19, 2025, Legacy XCF and Focus Impact Partners entered into a strategic consulting agreement (the “Consulting Agreement”), pursuant to which Focus Impact Partners will provide Legacy XCF (and New XCF following completion of the Business Combination) with certain consulting services. Under the terms of the Consulting Agreement, Focus Impact Partners will receive an annual consulting fee of $1,500,000, which will be payable in monthly installments of $125,000 starting with an initial payment on or prior to June 30, 2025 (pro-rated from February 19, 2025 through and including June 30, 2025). In addition to the annual fee, the Consulting Agreement also provides that Focus Impact Partners is entitled to an additional consulting fee in connection with any acquisition, merger, consolidation, business combination, sale, divestiture, financing, refinancing, restructuring or other similar transaction for which Focus Impact Partners provides consulting services, the amount and terms of which will be subject to mutual agreement between the company and Focus Impact Partners consistent with the market practice for such consulting services.

Consulting Agreement with Roth Capital Partners, LLC

On December 24, 2025, the Company retained Roth Capital Partners, LLC to advise the Company on capital markets issues including (i) equity markets issues, (ii) evaluating the Company’s equity (iii) perform analysis of equity capital markets, (iv) provide advice on the Company’s capital structure, including existing debt structure, (v) advise on potential strategic financing partnerships and international licensing arrangements. The contract is for a 12-month period calling for a $400,000 fee. Half to be paid in eight installments of $25,000, while the other half to be paid in the Company’s common stock in one lump sum. The shares will be subject to a six-month lock-up period following the date of issuance. The restrictions shall release in three (3) equal quarterly installments, such that one-third of the shares become freely tradeable on each of the dates that are six months, nine months, and twelve months following the date of issuance. On April 30, 2026, the Company issued 930,686 shares of Class A Common stock under the terms of this Agreement.

NOTE 16. SIGNIFICANT CONTRACTS

Consulting Agreement with Focus Impact Partners

On February 19, 2025, Legacy XCF and Focus Impact Partners entered into a strategic consulting agreement (the “Consulting Agreement”), pursuant to which Focus Impact Partners will provide Legacy XCF (and New XCF following completion of the Business Combination) with certain consulting services. Under the terms of the Consulting Agreement, Focus Impact Partners will receive an annual consulting fee of $1,500,000, which will be payable in monthly installments of $125,000 starting with an initial payment on or prior to June 30, 2025 (pro-rated from February 19, 2025 through and including June 30, 2025). In addition to the annual fee, the Consulting Agreement also provides that Focus Impact Partners is entitled to an additional consulting fee in connection with any acquisition, merger, consolidation, business combination, sale, divestiture, financing, refinancing, restructuring or other similar transaction for which Focus Impact Partners provides consulting services, the amount and terms of which will be subject to mutual agreement between the company and Focus Impact Partners consistent with the market practice for such consulting services.